                            Prudential Mutual Funds
                        Supplement dated January 2, 1998

    The following information supplements the Statement of Additional Information of each of the Funds listed below.

SHAREHOLDER INVESTMENT ACCOUNT--
TAX-DEFERRED RETIREMENT ACCOUNTS

    Individual Retirement Accounts. An Individual retirement account (IRA) permits the deferral of federal income tax on income earned in the account until the earnings are withdrawn. The following chart represents a comparison of the earnings in a personal savings account with those in an IRA, assuming a $2,000 annual contribution, an 8% rate of return and a 39.6% federal income tax bracket and shows how much more retirement income can accumulate within an IRA as opposed to a taxable individual savings account.

                           Tax-Deferred Compounding1

                             Contributions           Personal
                               Made Over             Savings         IRA
                        ------------------------    ----------    ---------
                        10 years................    $   26,165    $  31,291
                        15 years................        44,675       58,649
                        20 years................        68,109       98,846
                        25 years................        97,780      157,909
                        30 years................       135,346      244,692

---------------
1 The chart is for illustrative purposes only and does not represent the performance of the Fund or any specific investment. It shows taxable versus tax-deferred compounding for the periods and on the terms indicated. Earnings in a traditional IRA account will be subject to tax when withdrawn from the account. Distributions from a Roth IRA which meet the conditions required under the Internal Revenue Code will not be subject to tax upon withdrawal from the account.

    Listed below are the names of the Prudential Mutual Funds and the dates of the Prospectuses to which this Supplement relates.

        Name of Fund                                          Prospectus Date
        ------------                                          ---------------
        Cash Accumulation Trust
          National Money Market Fund                          December 22, 1997
          Liquid Assets Fund                                  December 22, 1997
        The BlackRock Government Income Trust                 August 29, 1997
        The Global Total Return Fund, Inc.                    February 28, 1997
        Command Government Fund                               August 28, 1997
        Command Money Fund                                    August 28, 1997
        Command Tax-Free Fund                                 August 28, 1997
        Global Utility Fund, Inc.                             December 2, 1997
        Nicholas-Applegate Fund, Inc.                         March 4, 1997
        Prudential Balanced Fund                              November 25, 1997
        Prudential Distressed Securities Fund, Inc.           January 29, 1997

        Name of Fund                                         Prospectus Date
        ------------                                         ---------------
        Prudential Diversified Bond Fund, Inc.               March 25, 1997
        Prudential Dryden Fund
          Prudential Bond Market Index Fund                  June 18, 1997
          Prudential Europe Index Fund                       June 18, 1997
          Prudential Pacific Index Fund                      June 18, 1997
          Prudential Small-Cap Index Fund                    June 18, 1997
          Prudential Stock Index Fund                        June 18, 1997

        Prudential Emerging Growth Fund, Inc.                December 30, 1997
        Prudential Equity Fund, Inc.                         March 5, 1997
        Prudential Equity Income Fund                        December 30, 1997
        Prudential Europe Growth Fund, Inc.                  July 1, 1997
        Prudential Global Genesis Fund, Inc.                 July 30, 1997
        Prudential Global Limited Maturity Fund, Inc.        December 30, 1997
        Prudential Government Income Fund, Inc.              May 1, 1997
        Prudential Government Securities Trust
          (Short-Intermediate Series)                        February 3, 1997
          (Money Market Series)                              February 3, 1997
          (U.S. Treasury Money Market Series)                February 3, 1997
        Prudential High Yield Fund, Inc.                     March 6, 1997
        Prudential Institutional Liquidity Portfolio, Inc.   July 9, 1997
        Prudential Intermediate Global Income Fund, Inc.     February 28, 1997
        Prudential International Bond Fund, Inc.             August 8, 1997
        Prudential Jennison Series Fund, Inc.
          (Prudential Jennison Growth Fund)                  January 13, 1997
          (Prudential Jennison Growth and Income Fund)       January 13, 1997
        Prudential MoneyMart Assets, Inc.                    February 28, 1997
        Prudential Mortgage Income Fund, Inc.                March 5, 1997
        Prudential Multi-Sector Fund, Inc.                   June 30, 1997
        Prudential Natural Resources Fund, Inc.              July 30, 1997
        Prudential Small-Cap Quantum Fund, Inc.              September 25, 1997
        Prudential Small Company Value Fund, Inc.            December 2, 1997
        Prudential Special Money Market Fund, Inc.           August 27, 1997
        Prudential Structured Maturity Fund, Inc.            March 3, 1997
        Prudential Tax-Free Money Fund, Inc.                 February 28, 1997
        Prudential Utility Fund, Inc.                        March 5, 1997
        The Target Portfolio Trust                           April 7, 1997
MF980C-1